UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2019—November 30, 2020

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2020
Vanguard New Jersey Long-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	6
Performance Summary	8
Financial Statements	10

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2020, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 5.07% for Investor Shares and 5.16% for Admiral Shares. These results exceeded those of the fund’s benchmark, the Bloomberg Barclays NJ Municipal Bond Index, which returned 4.65%.
•	As the coronavirus began to spread, many governments moved to shutter nonessential businesses and institute lockdowns, leading to a swift and sharp drop in global economic activity. Central banks responded by slashing interest rates and enacting stimulus programs to blunt the virus’s economic impact. By the end of the period, bond yields were lower and prices were higher.
•	Compared with its benchmark index, the fund is more diversified and tilted more toward higher-quality investment-grade bonds. This difference bolstered relative results for the period, as lower-quality municipal bonds underperformed. Specifically, the fund’s underweighting of three top BBB-rated issuers that together account for nearly two-thirds of the benchmark helped returns. The fund’s average duration (a measure of the price sensitivity of the fund’s holdings to movements in interest rates) was longer than that of its benchmark, which also added to returns.
•	For the decade ended November 30, 2020, the fund produced an average return of 4.85% for Investor Shares and 4.93% for Admiral Shares, compared with the 4.79% return of its expense-free benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	19.41%	13.66%	14.23%
Russell 2000 Index (Small-caps)	13.59	7.09	10.25
Russell 3000 Index (Broad U.S. market)	19.02	13.20	13.95
FTSE All-World ex US Index (International)	10.01	4.12	7.62
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.28%	5.45%	4.34%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	4.89	4.80	3.93
FTSE Three-Month U.S. Treasury Bill Index	0.72	1.59	1.16
CPI
Consumer Price Index	1.17%	1.80%	1.86%

Advisor’s Report
For the 12 months ended November 30, 2020, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 5.07% for Investor Shares and 5.16% for Admiral Shares. These results exceeded those of the fund’s benchmark, the Bloomberg Barclays NJ Municipal Bond Index, which returned 4.65%.
With municipal bond prices rising, yields declined. The 30-day SEC yield fell 22 basis points to 1.93% for Admiral Shares. (A basis point is one-hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, the fund did not own such securities.
The investment environment
The period was defined by the outbreak of the novel coronavirus in early 2020––and the aggressive efforts to contain it––which upended economies and financial markets worldwide. As the pandemic spread, crude oil prices sank, trade and travel restrictions multiplied, nonessential businesses were shuttered, and unemployment spiked.
Governments and central banks around the world took emergency action in the form of fiscal and monetary stimulus to blunt the impact of the pandemic on economic activity, jobs, and the functioning of the credit markets. In the United States, Congress passed a number

Yields of Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2019	November 30, 2020
2 years	1.10%	0.15%
5 years	1.17	0.23
10 years	1.50	0.71
30 years	2.13	1.49
Source: Vanguard.

of bills providing aid to state and local governments, companies, and workers. The U.S. Federal Reserve cut the federal funds target range to near zero and began buying hundreds of billions of dollars in government bonds, mortgage-backed securities, and corporate bonds.
In March, at the height of investor pessimism, the bond market saw volatility spike and liquidity erode. Yields nevertheless ended the period lower—and prices higher—as investors sought out safer assets.
New Jersey extended its fiscal year to September 30, 2020, because of revenue challenges related to the pandemic, including the extension of tax deadlines. The budget was balanced through appropriation reductions of $950 million and better-than-expected fiscal 2020 revenues. Reserves were untapped, resulting in an ending fund balance of $1.7 billion (4.3% of the overall budget), similar to fiscal 2019.
The fiscal 2021 budget adopted by the extended deadline was balanced using COVID-19 emergency general obligation deficit-financing bonds, new sources of revenue, and $1.2 billion in expenditure cuts. Revenues include a tax of 10.75% on income above $1 million; a multiyear extension of the 2.5% corporate surcharge, which had been scheduled to drop to 1.5% in 2020 and to zero in 2021; and an increase in HMO assessment to 5% from 3%. The general fund was forecast to end with a balance of $2.5 billion, or 6.2% of appropriations—its largest balance in over a decade, though much of it came from significant borrowing.
Future budgets should include new sustainable sources of revenue and/or expenditure cuts to offset continued growth in long-term liabilities such as pensions. The state funded its pension actuarially determined contribution (ADC) at approximately 70% during fiscal 2020. It has budgeted to fund the ADC at approximately 80% in fiscal 2021, with a goal of 100% funding by fiscal 2023.
New Jersey experienced two credit downgrades during the period. In April, Fitch Ratings downgraded the state to A– from A (making it in line with Moody’s and Standard & Poor’s ratings at the time) and revised its outlook to negative because of the expected financial and economic impact from the pandemic. Also during April, Moody’s and S&P revised their outlooks to negative from stable.
In November, in conjunction with New Jersey’s issuance of $3.7 billion in deficit financing, S&P downgraded the state to BBB+ from A–, reflecting their view that pandemic-induced revenue losses will perpetuate the state’s significant structural deficit. S&P then revised its outlook to stable at the BBB+ level. Moody’s, which has rated New Jersey at A3 since March 2017, and Fitch maintain negative outlooks, reflecting near-term uncertainties including the COVID-19 public health crisis and the strength of the economic recovery.
Although the state has a diverse economy in the Northeast Corridor and high wealth and education levels, the cost of living and doing business is very high. New Jersey has one of the highest property taxes in the nation and a large foreclosure inventory. Migration out of the state, combined with the effects of the state and local tax-deduction cap implemented as part of the 2017 federal tax legislation, could limit future economic performance and revenue growth. However, the pandemic also has led to movement to the suburbs from New York City, with many areas citing significant increases in property values.
The state typically issues debt between September and January following the finalization of the annual budget and before the budget process for the upcoming fiscal year. In 2020, New Jersey issued $6.0 billion of new debt to fund transportation and education projects as well as deficit financing.
In November, the state issued $4 billion of COVID-19 general-obligation emergency bonds to offset lost revenues stemming from pandemic-related closures and reduced capacity. In addition, the state issued $1.5 billion of Transportation Trust Fund debt for capital projects. These deals were extremely well-received by investors. Vanguard participated in all bond issues during 2020.
Management of the fund
Our disciplined approach to credit risk paid off in this challenging environment. Going into 2020, we were carrying relatively low credit risk in the fund because we viewed valuations as relatively expensive.
We obviously didn't see the coronavirus pandemic coming, but our more defensive positioning helped mitigate the impact of the market sell-off in March and April. That positioning then allowed us to take on more credit risk at much more attractive valuations, especially in areas where the repricing seemed overdone. That wasn't the case for some asset managers who were carrying more risk ahead of the pandemic, chasing a few extra basis points of potential return despite elevated valuations.
New Jersey AA-rated municipal bonds returned 6.64% for the period, according to Bloomberg Barclays NJ Municipal Index. Their A-rated counterparts returned 5.17% and BBB-rated New Jersey munis, on the lowest rung of the investment-grade credit-quality ladder, returned 7.02%.
Outlook
Increases in COVID-19 infections could lead to the reintroduction of broad lockdowns that would further hurt economies, and the distribution of vaccines may take longer than hoped for. These risks are somewhat mitigated, however, as governments are now better prepared to deal with outbreaks. Moreover, central banks have asserted their readiness to continue to support bond markets.
We continue to view munis as attractive for long-term investors. Defaults are unlikely to materialize among investment-grade munis, as issuers will be buttressed by reserves, federal aid,

and other fiscal levers and the overarching trend of the next 12 to 24 months should be toward tighter spreads. Even so, the road to an economic recovery is likely to be bumpy and long, and we expect the muni market to go through some turbulence in the year ahead. Given all of this, a focus on diversification, deep research, and discipline will be key to investment success.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group
Adam M. Ferguson, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 17, 2020

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2020
New Jersey Long-Term Tax-Exempt Fund	Beginning Account Value 5/31/2020	Ending Account Value 11/30/2020	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,066.15	$0.88
Admiral™ Shares	1,000.00	1,066.57	0.46
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.15	$0.86
Admiral Shares	1,000.00	1,024.55	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

New Jersey Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2010, Through November 30, 2020
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
New Jersey Long-Term Tax-Exempt Fund Investor Shares	5.07%	5.07%	4.85%	$16,053
Bloomberg Barclays NJ Municipal Bond Index	4.65	5.11	4.79	15,970
Bloomberg Barclays Municipal Bond Index	4.89	3.93	4.36	15,320

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
New Jersey Long-Term Tax-Exempt Fund Admiral Shares	5.16%	5.16%	4.93%	$80,937
Bloomberg Barclays NJ Municipal Bond Index	4.65	5.11	4.79	79,852
Bloomberg Barclays Municipal Bond Index	4.89	3.93	4.36	76,601

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2020
Under 1 Year	3.1%
1 - 3 Years	3.7
3 - 5 Years	4.2
5 - 10 Years	12.6
10 - 20 Years	45.7
20 - 30 Years	27.1
Over 30 Years	3.6
The table reflects the fund’s investments, except for short-term investments and derivatives.

New Jersey Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.8%)
New Jersey (90.4%)
	Atlantic City Municipal Utilities Authority Water Revenue	4.000%	5/1/21	200	201
	Atlantic City NJ GO	5.000%	11/1/22	3,000	2,998
[1]	Atlantic City NJ GO	4.000%	11/1/23	1,425	1,517
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,113
[2]	Atlantic City NJ GO	5.000%	3/1/26	250	304
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	911
[2]	Atlantic City NJ GO	5.000%	3/1/37	1,000	1,197
[2]	Atlantic City NJ GO	5.000%	3/1/42	1,250	1,482
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	5,369
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,595
	Bergen County Improvement Authority Miscellaneous Revenue	5.000%	2/15/39	4,000	4,542
	Bergen County NJ GO	3.000%	7/15/38	1,620	1,761
	Burlington County Bridge Commission Highway Revenue	5.000%	10/1/36	1,000	1,238
	Burlington County Bridge Commission Lease Revenue	5.000%	4/15/32	555	724
	Burlington NJ GO	3.000%	5/1/30	1,610	1,850
	Burlington NJ GO	3.000%	5/1/31	1,650	1,879
	Burlington NJ GO	3.000%	5/1/32	1,695	1,914
	Burlington NJ GO	3.000%	5/1/33	1,745	1,954
	Burlington NJ GO	3.000%	5/1/34	1,790	1,998
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/32	6,035	6,659
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	12,625	13,587
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,500	1,667
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	3,500	3,878
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/30	3,805	4,204
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	6,055	6,677
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/32	2,500	2,751
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/33	2,000	2,195
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/34	1,650	1,809
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,910

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/37	3,470	4,086
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/38	1,705	2,002
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	1,260	1,476
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	632
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	610
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	500	573
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	880	1,003
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/39	1,000	1,138
	Camden County NJ GO	3.000%	3/1/33	550	612
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	2,000	2,253
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	2,500	2,801
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	2,950	3,291
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	1,500	1,666
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/32	1,250	1,382
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/39	5,000	5,214
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	13,930	14,437
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	6,000	6,902
[1]	Cumberland County Improvement Authority Miscellaneous Revenue (Technical High School Project), Prere.	5.000%	9/1/24	215	253
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	436
	East Brunswick Township Board of Education GO	4.000%	5/15/36	350	427
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	685
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	550
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	800
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	826
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	1,041
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	796
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	444
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	441
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,567
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	976
[3]	Essex County Improvement Authority College & University Revenue	4.000%	7/15/40	1,575	1,726
[3]	Essex County Improvement Authority College & University Revenue	4.000%	7/15/50	2,750	2,960
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/37	1,540	1,763
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	1,000	1,142
	Essex County NJ GO	2.000%	9/1/33	1,905	1,967
	Essex County NJ GO	2.000%	9/1/36	1,250	1,274
	Essex County NJ GO	2.000%	9/1/37	2,035	2,066
	Essex County NJ GO	4.000%	9/1/40	1,440	1,644

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex County NJ GO	4.000%	9/1/41	1,440	1,640
	Essex County NJ GO	4.000%	9/1/42	1,440	1,637
	Essex County NJ GO	4.000%	9/1/43	1,440	1,634
	Essex County NJ GO	4.000%	9/1/44	1,440	1,631
	Essex County NJ GO	4.000%	9/1/45	1,440	1,629
	Essex County NJ GO	4.000%	9/1/46	1,000	1,130
	Essex County NJ GO	2.000%	9/1/47	3,900	3,775
	Essex County NJ GO	4.000%	9/1/47	1,440	1,626
	Essex County NJ GO	4.000%	9/1/48	1,440	1,624
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,619
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,611
	Ewing Township Board of Education GO	4.000%	7/15/37	3,000	3,528
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,763
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	6,748
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,744
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	4,517
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	2,251
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	2,043
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,611
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,375
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	1,500	1,696
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,458
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	750	886
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	700	825
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	600	705
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/48	2,000	2,310
[2]	Harrison NJ GO	4.000%	3/1/38	1,945	2,257
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,981
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	6,648
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,100	8,488
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,000	2,253
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	2,000	2,237
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	2,000	2,217
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	2,000	2,209
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	2,000	2,203
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	2,000	2,198
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	2,000	2,408

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	12,500	14,863
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	12,500	14,767
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/33	1,405	1,734
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,500	1,779
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,530
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,789
	Hudson County NJ GO	2.000%	11/15/35	1,000	1,004
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,938
	Hudson County NJ GO	2.125%	11/15/37	1,000	1,007
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,540
	Hudson County NJ GO	2.375%	11/15/39	1,000	1,020
	Hudson County NJ GO	2.375%	11/15/40	1,000	1,018
	Jersey City NJ GO	5.000%	11/1/31	510	639
	Jersey City NJ GO	5.000%	11/1/33	415	516
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,334
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,361
	Jersey City NJ GO	4.000%	11/1/36	1,765	2,048
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,231
[1]	Maple Shade Township School District GO	3.000%	7/15/31	910	998
[1]	Maple Shade Township School District GO	3.000%	7/15/37	1,920	2,068
[1]	Maple Shade Township School District GO	3.000%	7/15/40	1,985	2,126
	Mercer County Improvement Authority Lease (Non-Terminable) Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,962
	Mercer County NJ GO	0.050%	2/15/32	5,000	4,151
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/32	1,000	1,238
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/33	950	1,164
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/34	1,800	2,078
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/34	650	795
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/35	1,275	1,570
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/35	525	639
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/36	1,200	1,475
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	500	606
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/37	2,000	2,291
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/37	275	333
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/38	1,500	1,715
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/38	250	301
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/39	200	241
	Monmouth County NJ GO	5.000%	7/15/34	580	771
	Monmouth County NJ GO	5.000%	7/15/34	1,350	1,795
	Monmouth Regional High School District GO	3.000%	2/1/31	1,755	1,944
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,376
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	1,105
	Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,597
[2]	New Brunswick NJ GO	3.000%	2/15/30	1,830	1,996
[2]	New Brunswick NJ GO	3.000%	2/15/31	1,370	1,484
[2]	New Brunswick NJ GO	3.000%	2/15/32	1,370	1,475
[2]	New Brunswick NJ GO	3.000%	2/15/36	1,370	1,456
[2]	New Brunswick NJ GO	3.000%	2/15/37	1,370	1,452
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	615	659
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	465	495
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/30	570	605
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/31	600	636
[1]	New Brunswick Parking Authority Auto Parking Revenue	4.000%	9/1/37	2,000	2,268

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Building Authority Lease (Appropriation) Revenue	4.000%	6/15/30	605	654
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	395	473
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	2,595	2,859
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	961
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,857
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	1,500	1,732
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	3,295	3,564
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	2,380	2,706
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	3,210	3,871
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	580	627
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	3,275	3,911
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	2,000	2,444
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	470	523
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,833
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/29	2,500	2,864
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	2,500	3,004
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	200	214
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,156
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	6/15/31	4,890	5,534
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	4,145	4,573
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	100	122
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	350	386
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	5,475	6,512
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,714
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,653
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	9,000	10,182
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	4,465	5,059
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	3,685	4,123
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,160	1,237
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/35	4,230	4,466

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,620	3,145
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,740	1,907
	New Jersey Economic Development Authority Appropriations Revenue	3.350%	7/15/36	325	326
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,440	1,719
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	6,790	7,949
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	1,280	1,523
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	9,335	10,166
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	9,450	10,574
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	4,250	4,803
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/44	2,500	2,692
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,500	1,758
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,546
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	4,114
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	2,500	2,677
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	3,400	3,951
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	3/1/21	3,005	3,043
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	3/1/21	1,210	1,225
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.750%	3/1/21	2,700	2,738
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	5,000	5,419
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	6,360	6,893
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	4,005	4,341
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	2,150	2,510
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	550	673
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	6/15/29	1,330	1,402
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/1/29	350	386
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/38	350	405
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	12/1/48	2,500	2,873
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,100	1,250
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/54	730	764

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	790
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	11,708
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	660	739
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	8,800	9,851
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,000	2,062
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,000	2,135
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,284
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	6,000	6,447
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	500	502
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	5,005	4,887
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	289
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,777
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	3,000	3,472
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	1,800	2,077
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	650	696
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	6,075	6,903
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	5,000	5,912
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/31	235	286
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/35	2,000	2,393
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	3,000	3,275
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	1,090	1,189
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	1,250	1,362
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/44	3,000	3,225
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	4,000	4,675
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	713
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,729
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	10,000	11,365
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	900	1,066
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,565	1,747

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,545	4,107
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	87
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,088
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	1,100	1,089
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	1,877
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,925	5,699
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	600	589
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	720	682
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,624
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	7,905	7,273
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	13,000	12,159
	New Jersey Economic Development Authority Miscellaneous Revenue (Lawrenceville School Project) VRDO	0.120%	12/1/20	15,300	15,300
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,830
	New Jersey Economic Development Authority Private Schools Revenue (Lawrenceville School Project) VRDO	0.120%	12/1/20	16,100	16,100
[3,6]	New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	0.140%	12/3/20	13,200	13,200
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	2,600	2,677
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	3,845	3,956
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/25	5,990	6,159
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/26	8,585	8,814
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/27	395	400
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/28	2,000	2,045
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/29	1,400	1,428
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	145
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,875	3,246
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	430	454
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	535
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	1,128
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,537
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,430	1,515

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	588
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,500	1,587
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,800	3,318
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	678
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,672
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,575	1,666
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,295
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	14,265	16,848
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	7,276
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,537
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	315
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,277
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,825	3,340
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,832
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,755	2,065
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	3,351
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	524
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	432
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	1,000	1,066
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	3,048
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,756
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,635
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	475
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	111
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,861
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	2,320
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	940	1,164
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	3,041
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,751

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,000	2,290
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	938
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,731
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	41	45
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	565	697
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,741
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,401
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,460
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,983
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	6,301
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,095	1,347
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,250	1,426
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	2,065	2,174
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,349
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,595	1,751
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,450	1,722
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,225	1,299
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,421
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,281
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	8,025	8,906
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,290	1,568
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	4,115	4,406
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,200	2,503
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	454
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,390	2,509
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,000	2,311
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,900	3,264
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	1,750	2,057
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/43	1,500	1,588

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	9,200	10,150
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	6,220	7,467
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,000	1,064
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	6,313
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	1,750	1,997
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	1,845	1,859
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,464
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	5,395	5,441
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	11,450	12,460
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	3,234
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	1,305	1,462
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	2,500	2,800
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	715	858
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	875	1,050
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	12
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/26	1,075	1,349
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/26	750	941
	New Jersey GO	5.000%	6/1/24	5,000	5,751
	New Jersey GO	3.000%	6/1/25	6,000	6,335
	New Jersey GO	5.000%	6/1/25	5,000	5,940
	New Jersey GO	5.000%	6/1/26	5,000	6,074
	New Jersey GO	5.000%	6/1/27	6,000	7,428
	New Jersey GO	5.000%	6/1/28	6,000	7,540
	New Jersey GO	5.000%	6/1/29	6,000	7,654
	New Jersey GO	4.000%	6/1/30	6,000	7,250
	New Jersey GO	4.000%	6/1/31	14,000	17,068
	New Jersey GO	5.000%	6/1/31	4,590	5,295
	New Jersey GO	5.000%	6/1/31	4,000	4,828
	New Jersey GO	3.000%	6/1/32	4,770	5,326
	New Jersey GO	4.000%	6/1/32	14,000	17,157
	New Jersey GO	5.000%	6/1/32	2,760	3,180
	New Jersey GO	2.250%	6/1/34	2,785	2,795
	New Jersey GO	5.000%	6/1/41	2,500	2,995
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program) TRAN	5.000%	10/1/25	4,380	4,953
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program) TRAN	5.000%	10/1/28	1,225	1,435
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	220

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	65	79
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,165	1,402
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	95	95
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,000	2,327
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,645	3,895
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,827
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,196
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,405
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	512
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,556
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,875	3,421
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,410	2,727
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	2,257
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	7,486
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,277
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,000	6,068
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	948
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,745	3,253
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	500	606
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,974
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,650	1,902
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	568
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,388
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	362
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	3,019
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,345	2,888
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	790
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,418
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	540	590

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	3,134
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,905
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,000	2,190
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,131
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	800	900
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,630	3,167
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,420	3,525
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,666
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	6,091
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	4,048
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	4,199
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,426
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,615	1,814
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	4,009
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,280	1,467
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	3,266
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,585
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,200	1,353
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,415	1,587
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,624
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,171
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,185	3,645
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	8,422
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	3,067
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	7,070	7,779
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	6.250%	7/1/35	2,115	2,165
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,060	5,771
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,000	2,331
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,142

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,893
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,130	3,637
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	8,174
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,000	2,442
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,510	7,544
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	3,780	4,100
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	3,019
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,730	2,000
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	9,644
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,500	3,921
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	5,000	5,934
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,817
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	16,050	18,006
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	9,795	11,085
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	3,000	3,603
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	6,900	7,671
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	20,775	24,371
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,000	4,459
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,800
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	8/15/43	5,800	6,113
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	11,412
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	17,790	19,810
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	65	68
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	4,050	4,490
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	2,342
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,950	8,898
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	15,335	17,131
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	14,310	15,114
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	10,784

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,883
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,872
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/57	6,250	7,542
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,500	5,178
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	5,000	5,960
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	12/1/20	7,525	7,525
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	12/2/20	300	300
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	12/3/20	900	900
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/1/21	1,260	1,258
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,085	5,429
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	11,295	12,212
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/23	5,680	6,377
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,630	4,198
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	6,000	5,998
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	7,170	7,976
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	8,240	9,243
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	5,255	5,822
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	1,000	1,012
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,220
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	10/1/44	3,185	3,509
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	1,000	1,009
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	1,069
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	737
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	911
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,390	2,626
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	920
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/50	3,000	3,201
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	13,000	14,478
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	553

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,205
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	427
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,910	7,937
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	9,140	10,442
	New Jersey NJ Institute of Technology College & University Revenue, Prere.	5.000%	7/1/22	3,000	3,225
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	350	390
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	7,000	7,805
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	14,290	15,933
[1]	New Jersey Transportation Trust Fund Authority Appropriation Revenue	0.000%	12/15/34	285	206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	135	138
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	595	634
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	250	273
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	3,950	3,744
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	164
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,045	987
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	685	635
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,306
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,346
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,515	2,272
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,301
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,802
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	7,689
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	945	805
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,655	3,831
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	653
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,742
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	270	314
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	10,060	8,454
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	11,750	13,591

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	12,203
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,135	1,237
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	12,285	14,163
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,207
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	14,190	11,052
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,945	5,872
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,000	2,210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	8,875	9,886
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	19,280	14,792
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	650	462
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	3,000	3,592
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,428
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,350
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,205
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,175	779
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,864
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	170	109
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,257
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,325	2,750
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	7,600	8,257
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	538
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,760	4,153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,420	2,848
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,785	3,421
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,175	1,286
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,961
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	7,175	4,081
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	2,305	2,536

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	2,625	2,866
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	8,620	9,402
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	1,805	949
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/43	5,500	6,518
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/46	3,000	3,452
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	5,200	5,716
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	4,585	4,862
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/26	470	528
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	4,980	5,409
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	215	247
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	2,785	3,009
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,291
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/30	400	409
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	295	320
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	1,000	1,022
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	1,500	1,624
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	455
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	10,090	10,603
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	3,000	3,151
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	3,225	3,487
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,400	5,829
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,200	5,809
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,585	6,139
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	6.000%	6/15/21	385	397
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	1,000	1,201
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/33	1,000	1,194
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	1,000	1,190
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,000	1,185
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,086

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	4,500	4,881
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	4,876
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	992
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,000	6,417
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	2,000	2,310
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	4,520	4,516
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	4,000	4,253
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	2,000	2,290
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,140	811
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	3,730	2,557
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	650	431
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	9,725	5,531
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	675	370
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	315	330
[5,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	95
[5,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	766
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,000	3,692
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	3,258
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,035	3,803
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	168
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,873
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	37
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,554
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,801
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	20	23
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,450	3,979
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	6,086
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	7,250	8,983
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,313
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	4,000	4,862
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	748
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,799
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	2,500	2,863
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,755	12,001
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	3,000	3,669
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	12,525	14,129
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	3,200	3,374
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	14,360	16,329
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	170	192
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	4,000	4,927
[3,6]	New Jersey Turnpike Authority Revenue TOB VRDO	0.310%	12/3/20	11,915	11,915
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,973

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (Newark Redevelopment Project)	4.000%	1/1/37	8,600	9,569
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	447
	North Brunswick Township Board of Education GO	3.375%	8/15/36	1,940	2,156
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,876
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	3,000
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	849
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	138
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	156
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/35	130	148
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	164
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	169
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	830
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,252
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,497
	Passaic County NJ GO	3.000%	5/1/32	540	623
	Passaic County NJ GO	3.000%	11/1/35	3,000	3,274
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,454
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,657
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	2,140
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	1,070
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	550
	Pennsauken Township School District GO	4.000%	7/15/38	2,525	2,784
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,411
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,408
[2]	Salem County NJ GO	3.000%	6/15/33	270	291
	Salem County NJ GO	2.000%	6/15/36	1,680	1,678
	Salem County NJ GO	2.000%	6/15/37	1,835	1,820
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,440	2,710
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,500	2,810
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/21	3,000	3,120
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	240	261
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	2,780	2,970
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	4,000	4,354
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	5,000	5,442
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	3,010	3,276
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	271
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	257
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,447
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	655
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	515
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	647
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	645
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	853
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	640
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	636
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	10,925	12,277

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,421
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	4,094
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	7,410	9,100
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	4,343
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	13,073
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,692
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,050	2,231
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	1,126
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	1,003
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	3,131
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,000	1,157
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,200	1,439
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,740
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,955	2,543
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,935
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,922
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,550	4,521
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	3,606
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	3,459
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,506
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,870	3,586
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,489
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,580
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	2,050	2,544
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	14,265	16,947
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	2,500	2,879
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	11,500	13,870
	Toms River Board of Education GO	3.000%	7/15/30	1,150	1,267
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,642
	Toms River Board of Education GO	3.000%	7/15/33	2,000	2,159
	Toms River Board of Education GO	3.000%	7/15/38	2,675	2,830
	Union City NJ GO	5.000%	11/1/23	1,060	1,172
	Union Township NJ/Union County GO	1.000%	8/1/32	1,094	1,015
	West Deptford Township NJ GO	3.000%	2/15/30	645	719
	West Deptford Township NJ GO	3.000%	2/15/32	640	705
					2,303,373
Delaware (0.7%)
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	1,081
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	1,078
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	1,074

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	1,071
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	9,980	10,652
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	2,000	2,283
					17,239
Guam (0.3%)
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	3,000	3,399
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,276
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,513
					6,188
New York (3.7%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	1,165	1,381
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	2,500	3,310
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	7,000	7,784
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	2,000	2,477
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	7,135
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/36	5,000	6,133
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,771
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	3,635	4,303
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,569
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,730
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	4,726
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,555	5,358
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,090	4,613
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	2,500	2,869
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/47	4,000	4,762
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	4,576
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	5,080	5,869
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	5,010	5,950
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	4,000	4,697
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	3,000	3,568
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,405	5,341
[3,6]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.200%	12/7/20	20	20
					94,942
Pennsylvania (3.3%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/31	1,540	1,941
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,811

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	177
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	2,660	2,949
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	177
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	4,530	5,628
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	228
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	201
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	2,515	3,109
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	194
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	278
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	219
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	9,000	11,011
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	6,677
	Delaware River Joint Toll Bridge Commission Highway Revenue, Prere.	5.000%	7/1/25	300	364
	Delaware River Joint Toll Bridge Commission Highway Revenue, Prere.	5.000%	7/1/25	500	606
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	2,500	2,837
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	2,218
	Delaware River Port Authority Highway Revenue	5.000%	1/1/33	3,000	3,364
	Delaware River Port Authority Highway Revenue	5.000%	1/1/35	1,420	1,784
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,020	13,415
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,500	4,360
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	4,349
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,500	2,780
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	4,080	5,061
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	455	487
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	4,460	4,757
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	2,660	2,829
					84,811
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	520	486
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,204	1,055
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,622	1,349
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	130	99
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,296	6,714
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	687	733
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	50	54

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	70	76
				10,566
Total Tax-Exempt Municipal Bonds (Cost $2,344,514)				2,517,119
Total Investments (98.8%) (Cost $2,344,514)				2,517,119
Other Assets and Liabilities—Net (1.2%)				31,639
Net Assets (100%)				2,548,758
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value was $31,987,000, representing 1.3% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Securities with a value of $1,009,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	429	54,067	68
Short Futures Contracts
10-Year U.S. Treasury Note	March 2021	(58)	(8,014)	(12)
Long U.S. Treasury Bond	March 2021	(25)	(4,373)	(8)
Ultra 10-Year U.S. Treasury Note	March 2021	(26)	(4,085)	(7)
Ultra Long U.S. Treasury Bond	March 2021	(77)	(16,634)	(4)
				(31)
				37

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,344,514)	2,517,119
Investment in Vanguard	106
Cash	869
Receivables for Accrued Income	33,473
Receivables for Capital Shares Issued	2,014
Variation Margin Receivable—Futures Contracts	15
Other Assets	102
Total Assets	2,553,698
Liabilities
Payables for Investment Securities Purchased	1,498
Payables for Capital Shares Redeemed	1,603
Payables for Distributions	1,716
Payables to Vanguard	123
Total Liabilities	4,940
Net Assets	2,548,758
At November 30, 2020, net assets consisted of:

Paid-in Capital	2,357,774
Total Distributable Earnings (Loss)	190,984
Net Assets	2,548,758

Investor Shares—Net Assets
Applicable to 22,169,492 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	280,712
Net Asset Value Per Share—Investor Shares	$12.66

Admiral Shares—Net Assets
Applicable to 179,120,725 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,268,046
Net Asset Value Per Share—Admiral Shares	$12.66

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2020
($000)
Investment Income
Income
Interest	79,018
Total Income	79,018
Expenses
The Vanguard Group—Note B
Investment Advisory Services	252
Management and Administrative—Investor Shares	367
Management and Administrative—Admiral Shares	1,533
Marketing and Distribution—Investor Shares	38
Marketing and Distribution—Admiral Shares	108
Custodian Fees	13
Auditing Fees	32
Shareholders’ Reports—Investor Shares	50
Shareholders’ Reports—Admiral Shares	64
Trustees’ Fees and Expenses	2
Total Expenses	2,459
Expenses Paid Indirectly	(9)
Net Expenses	2,450
Net Investment Income	76,568
Realized Net Gain (Loss)
Investment Securities Sold	22,649
Futures Contracts	(354)
Realized Net Gain (Loss)	22,295
Change in Unrealized Appreciation (Depreciation)
Investment Securities	18,580
Futures Contracts	22
Change in Unrealized Appreciation (Depreciation)	18,602
Net Increase (Decrease) in Net Assets Resulting from Operations	117,465

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,568	78,170
Realized Net Gain (Loss)	22,295	12,718
Change in Unrealized Appreciation (Depreciation)	18,602	129,337
Net Increase (Decrease) in Net Assets Resulting from Operations	117,465	220,225
Distributions[1]
Investor Shares	(10,406)	(9,467)
Admiral Shares	(80,404)	(77,076)
Total Distributions	(90,810)	(86,543)
Capital Share Transactions
Investor Shares	(12,400)	46,437
Admiral Shares	36,111	224,674
Net Increase (Decrease) from Capital Share Transactions	23,711	271,111
Total Increase (Decrease)	50,366	404,793
Net Assets
Beginning of Period	2,498,392	2,093,599
End of Period	2,548,758	2,498,392
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.49	$11.78	$12.09	$11.69	$12.00
Investment Operations
Net Investment Income	.375[1]	.402[1]	.419[1]	.425[1]	.430
Net Realized and Unrealized Gain (Loss) on Investments	.242	.758	(.242)	.494	(.289)
Total from Investment Operations	.617	1.160	.177	.919	.141
Distributions
Dividends from Net Investment Income	(.375)	(.403)	(.420)	(.422)	(.430)
Distributions from Realized Capital Gains	(.072)	(.047)	(.067)	(.097)	(.021)
Total Distributions	(.447)	(.450)	(.487)	(.519)	(.451)
Net Asset Value, End of Period	$12.66	$12.49	$11.78	$12.09	$11.69
Total Return[2]	5.07%	10.00%	1.49%	8.03%	1.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$281	$290	$229	$235	$234
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	3.04%	3.28%	3.53%	3.57%	3.50%
Portfolio Turnover Rate	31%	12%	19%	19%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.49	$11.78	$12.09	$11.69	$12.00
Investment Operations
Net Investment Income	.385[1]	.413[1]	.429[1]	.437[1]	.443
Net Realized and Unrealized Gain (Loss) on Investments	.242	.757	(.242)	.494	(.289)
Total from Investment Operations	.627	1.170	.187	.931	.154
Distributions
Dividends from Net Investment Income	(.385)	(.413)	(.430)	(.434)	(.443)
Distributions from Realized Capital Gains	(.072)	(.047)	(.067)	(.097)	(.021)
Total Distributions	(.457)	(.460)	(.497)	(.531)	(.464)
Net Asset Value, End of Period	$12.66	$12.49	$11.78	$12.09	$11.69
Total Return[2]	5.16%	10.09%	1.57%	8.14%	1.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,268	$2,208	$1,865	$1,875	$1,742
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.36%	3.61%	3.67%	3.60%
Portfolio Turnover Rate	31%	12%	19%	19%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.
During the year ended November 30, 2020, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

New Jersey Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New Jersey Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2020, the fund had contributed to Vanguard capital in the amount of $106,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,517,119	—	2,517,119
Derivative Financial Instruments
Assets
Futures Contracts[1]	15	—	—	15
1	Represents variation margin on the last day of the reporting period.

New Jersey Long-Term Tax-Exempt Fund
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,590
Total Distributable Earnings (Loss)	(1,590)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of deflation and amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,088
Undistributed Tax-Exempt Income	1,715
Undistributed Long-Term Gains	19,149
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	170,748
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2020 Amount ($000)	2019 Amount ($000)
Tax-Exempt Income	76,438	78,200
Ordinary Income*	1,508	89
Long-Term Capital Gains	12,864	8,254
Total	90,810	86,543
*	Includes short-term capital gains, if any.

New Jersey Long-Term Tax-Exempt Fund
As of November 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,346,371
Gross Unrealized Appreciation	175,442
Gross Unrealized Depreciation	(4,694)
Net Unrealized Appreciation (Depreciation)	170,748
F.	During the year ended November 30, 2020, the fund purchased $808,155,000 of investment securities and sold $738,015,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2020, such purchases and sales were $303,280,000 and $344,660,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	111,379	9,049	99,631	8,139
Issued in Lieu of Cash Distributions	8,777	708	7,830	640
Redeemed	(132,556)	(10,816)	(61,024)	(4,993)
Net Increase (Decrease)—Investor Shares	(12,400)	(1,059)	46,437	3,786
Admiral Shares
Issued	380,517	30,732	384,692	31,557
Issued in Lieu of Cash Distributions	56,435	4,554	53,692	4,389
Redeemed	(400,841)	(32,891)	(213,710)	(17,490)
Net Increase (Decrease)—Admiral Shares	36,111	2,395	224,674	18,456
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard New Jersey Tax-Free Funds and Shareholders of Vanguard New Jersey Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") as of November 30, 2020, the related statement of operations for the year ended November 30, 2020, the statement of changes in net assets for each of the two years in the period ended November 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2020 and the financial highlights for each of the five years in the period ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 14, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard New Jersey Long-Term Tax-Exempt Fund
This information for the fiscal year ended November 30, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $14,368,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates 100% of its income dividends as exempt-interest dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays NJ Municipal Bond Index (Index or Bloomberg Barclays Index.)
Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the New Jersey Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the New Jersey Long-Term Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the New Jersey Long-Term Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the New Jersey Long-Term Tax-Exempt Fund or the owners of the New Jersey Long-Term Tax-Exempt Fund.
Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the New Jersey Long-Term Tax-Exempt Fund. Investors acquire the New Jersey Long-Term Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the New Jersey Long-Term Tax-Exempt Fund. The New Jersey Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the New Jersey Long-Term Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the New Jersey Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New Jersey Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the New Jersey Long-Term Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the New Jersey Long-Term Tax-Exempt Fund.
The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the New Jersey Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the New Jersey Long-Term Tax-Exempt Fund, investors or other third parties.
NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE NEW JERSEY LONG-TERM TAX-EXEMPT FUND.
None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.
© 2021 Bloomberg. Used with Permission.
Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q140 012021

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2020: $32,000
Fiscal Year Ended November 30, 2019: $62,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2020: $10,761,407
Fiscal Year Ended November 30, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2020: $2,915,863
Fiscal Year Ended November 30, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2020: $247,168
Fiscal Year Ended November 30, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2020: $115,000
Fiscal Year Ended November 30, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2020: $362,168
Fiscal Year Ended November 30, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In July 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard New Jersey Long-Term Tax-Exempt Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard NEW JERSEY Tax-Free Funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard NEW JERSEY Tax-Free Funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 20, 2021

Vanguard NEW JERSEY Tax-Free Funds

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: January 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference.